Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of loans and borrowings [Abstract]
Disclosure of detailed information about borrowings [text block]
18.1	Composition of loans and borrowings

The balances of the loans and financing, which are recorded at amortized cost, as of December 31, 2018 and 2017:

	Weighted average effective interest rate as of December
	31		2018	2017
	2018	2017
Local currency
Bonds	8.0%	8.9%	1,568,034	1,692,471
Syndicated loan	7.9%	8.7%	1,439,590	3,307,950
Other (1)	7.6%	7.7%	1,041,151	978,795
			4,048,775	5,979,216
Foreign currency
Bonds	5.7%	6.1%	25,599,996	29,166,594
Commercial loans – Refinería de Cartagena (2)	4.4%	4.3%	7,352,002	7,401,781
Commercial loans	-	4.3%	-	528,815
Loans from related parties (Note 29)	2.5%	1.5%	855,135	259,760
Other (1)	3.1%	-	206,737	211,669
			34,013,870	37,568,619
			38,062,645	43,547,835
Current			4,019,927	5,144,504
Non–current			34,042,718	38,403,331
			38,062,645	43,547,835

(1)	Includes financial leasing and debt in connection with build, operation, maintenance and transfer (BOMT) contracts.

(2)	Corresponds to the commercial credits that Refinería de Cartagena S.A. and which were assumed by Ecopetrol through voluntary assumption of the debt, transaction made on December 13, 2017.

Disclosure of detailed information about borrowings by maturity [text block]
18.3	Maturity of loans and borrowings

The following are the maturities of loans and borrowing as of December 31, 2018:

	Up to 1 year (1)	1 - 5 years	5-10 years	> 10 years	Total
Local currency
Bonds	116,693	842,514	362,446	246,381	1,568,034
Syndicated loan	406,582	1,033,008	-	-	1,439,590
Commercial loans and other	120,069	491,781	270,920	158,381	1,041,151
	643,344	2,367,303	633,366	404,762	4,048,775
Foreign currency
Bonds	1,374,390	10,605,708	8,664,732	4,955,166	25,599,996
Commercial loans – Refinería de Cartagena	1,116,370	4,061,541	2,174,091	-	7,352,002
Other	885,823	136,574	39,475	-	1,061,872
	3,376,583	14,803,823	10,878,298	4,955,166	34,013,870
	4,019,927	17,171,126	11,511,664	5,359,928	38,062,645

(1)	Includes short–term credit and the current portion of long–term debt, as applicable.

The following are the maturities of loans and borrowing as of December 31, 2017:

	Up to 1 year (1)	1–5 years	5–10 years	> 10 years	Total
Local currency
Bonds	253,172	742,512	322,956	373,831	1,692,471
Syndicated loan	739,348	2,009,420	559,182	–	3,307,950
Other	98,729	415,599	308,121	156,346	978,795
	1,091,249	3,167,531	1,190,259	530,177	5,979,216
Foreign currency
Bonds	2,651,174	9,948,238	12,018,813	4,548,369	29,166,594
Commercial loans – Refinería de Cartagena	958,918	3,635,848	2,807,015	–	7,401,781
Commercial loans	153,873	315,849	59,093	–	528,815
Other	289,290	119,014	63,125	–	471,429
	4,053,255	14,018,949	14,948,046	4,548,369	37,568,619
	5,144,504	17,186,480	16,138,305	5,078,546	43,547,835

(1)	Includes short–term credit and the current portion of long–term debt, as applicable.

Disclosure of detailed information about borrowings by interest rate type [text block]
18.4	Breakdown by type of interest rate and currency

The following is the breakdown of loans and borrowing by type of interest rate as of December 31, 2018 and 2017:

	2018	2017
Local currency
Fixed rate	252,224	143,156
Floating rate	3,796,551	5,836,060
	4,048,775	5,979,216
Foreign currency
Fixed rate	31,432,667	35,062,742
Floating rate	2,581,203	2,505,877
	34,013,870	37,568,619
	38,062,645	43,547,835

Disclosure of net financial debt explanatory [Text Block]
18.8	Movement of net financial debt

The following is the movement of net financial debt as of December 31, 2018, 2017 and 2016:

	Cash and equivalents	Other financial assets	Loans and borrowings	Net financial debt
Balance as of December 31, 2016	8,410,467	6,686,895	(52,222,027)	(37,124,665)
Cash flow	(174,272)	(564,755)	11,259,492	10,520,465
Exchange difference:
Recognized in profit or loss	(290,310)	208,394	147,993	66,077
Recognized in other comprehensive income	–	–	70,958	70,958
Financial cost registered to projects	–	–	(203,964)	(203,964)
Financial income (expense) recognized in profit or loss	–	104,706	(2,385,994)	(2,281,288)
Foreign currency translation	–	39,628	(76,171)	(36,543)
Other movements that do not generate cash flow	–	58,857	(138,122)	(79,265)
Balance as of December 31, 2017	7,945,885	6,533,725	(43,547,835)	(29,068,225)
Cash flow	(2,040,387)	843,612	11,363,077	10,166,302
Exchange difference:
Recognized in profit or loss	406,246	920,609	(816,840)	510,015
Recognized in other comprehensive income	–	-	(2,165,569)	(2,165,569)
Financial cost registered to projects	–	-	(217,891)	(217,891)
Financial income (expense) recognized in profit or loss	–	92,906	(2,399,414)	(2,306,508)
Foreign currency translation	–	(245,958)	(203,446)	(449,404)
Other movements that do not generate cash flow	–	2,921	(74,727)	(71,806)
Balance as of December 31, 2018	6,311,744	8,147,815	(38,062,645)	(23,603,086)